UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
  Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
SOCIAL AWARENESS PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited)	July 31, 2009

Shares	Security	Value

COMMON STOCKS — 70.7%
CONSUMER DISCRETIONARY — 6.7%
Hotels, Restaurants & Leisure — 1.7%
29,560	Yum! Brands Inc.	$1,048,198

Multiline Retail — 1.0%
13,400	Target Corp.	584,508

Specialty Retail — 1.8%
46,950	Lowe’s Cos. Inc.	1,054,497

Textiles, Apparel & Luxury Goods — 2.2%
20,180	Coach Inc.	597,126
11,140	V.F. Corp.	720,647

	Total Textiles, Apparel & Luxury Goods	1,317,773

	TOTAL CONSUMER DISCRETIONARY	4,004,976

CONSUMER STAPLES — 8.8%
Beverages — 1.9%
20,310	PepsiCo Inc.	1,152,593

Food & Staples Retailing — 1.8%
31,460	CVS Caremark Corp.	1,053,281

Food Products — 2.6%
66,430	Darling International Inc. *	468,995
18,920	General Mills Inc.	1,114,577

	Total Food Products	1,583,572

Household Products — 2.5%
26,387	Procter & Gamble Co.	1,464,742

	TOTAL CONSUMER STAPLES	5,254,188

ENERGY — 7.9%
Energy Equipment & Services — 2.4%
10,430	FMC Technologies Inc. *	453,705
28,034	National-Oilwell Varco Inc. *	1,007,542

	Total Energy Equipment & Services	1,461,247

Oil, Gas & Consumable Fuels — 5.5%
19,040	Apache Corp.	1,598,408
33,441	BP PLC, ADR	1,673,388

	Total Oil, Gas & Consumable Fuels	3,271,796

	Total ENERGY	4,733,043

FINANCIALS — 8.1%
Capital Markets — 3.3%
53,910	Charles Schwab Corp.	963,372
24,140	Invesco Ltd.	476,765
10,210	State Street Corp.	513,563

	Total Capital Markets	1,953,700

Commercial Banks — 3.1%
35,190	Comerica Inc.	838,929
49,190	U.S. Bancorp	1,003,968

	Total Commercial Banks	1,842,897

Insurance — 1.7%
16,900	Arch Capital Group Ltd. *	1,051,011

	TOTAL FINANCIALS	4,847,608

HEALTH CARE — 10.7%
Biotechnology — 4.5%
41,350	BioMarin Pharmaceutical Inc. *	678,554
17,390	Celgene Corp. *	990,534
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Biotechnology — 4.5% (continued)
21,690	Gilead Sciences Inc. *	$1,061,292

	Total Biotechnology	2,730,380

Health Care Equipment & Supplies — 4.0%
23,400	Covidien PLC	884,754
23,380	Inverness Medical Innovations Inc. *	786,737
18,480	Stryker Corp.	718,502

	Total Health Care Equipment & Supplies	2,389,993

Health Care Providers & Services — 2.2%
11,666	Aetna Inc.	314,632
14,550	Express Scripts Inc. *	1,019,082

	Total Health Care Providers & Services	1,333,714

	TOTAL HEALTH CARE	6,454,087

INDUSTRIALS — 7.5%
Building Products — 1.1%
48,470	Masco Corp.	675,187

Commercial Services & Supplies — 4.2%
51,654	Covanta Holding Corp. *	872,436
40,560	Republic Services Inc.	1,078,896
19,430	Tetra Technology Inc. *	585,232

	Total Commercial Services & Supplies	2,536,564

Electrical Equipment — 1.5%
25,490	Emerson Electric Co.	927,326

Machinery — 0.7%
9,000	Deere & Co.	393,660

	TOTAL INDUSTRIALS	4,532,737

INFORMATION TECHNOLOGY — 14.2%
Communications Equipment — 4.0%
39,340	Cisco Systems Inc. *	865,873
42,050	Corning Inc.	714,850
32,062	Juniper Networks Inc. *	837,780

	Total Communications Equipment	2,418,503

Computers & Peripherals — 2.9%
5,640	Apple Inc. *	921,520
36,620	NetApp Inc. *	822,485

	Total Computers & Peripherals	1,744,005

Internet Software & Services — 1.3%
1,770	Google Inc., Class A Shares *	784,199

IT Services — 2.3%
23,730	Accenture Ltd., Class A Shares	832,211
16,620	Lender Processing Services Inc.	568,072

	Total IT Services	1,400,283

Semiconductors & Semiconductor Equipment — 2.0%
27,690	Broadcom Corp., Class A Shares *	781,689
12,910	Varian Semiconductor Equipment Associates Inc. *	413,636

	Total Semiconductors & Semiconductor Equipment	1,195,325

Software — 1.7%
18,611	Amdocs Ltd. *	445,175
23,110	Microsoft Corp.	543,547

	Total Software	988,722

	TOTAL INFORMATION TECHNOLOGY	8,531,037

See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

MATERIALS — 2.6%
Chemicals — 1.8%
9,700	Air Products & Chemicals Inc.	$723,620
4,200	Potash Corp. of Saskatchewan Inc.	390,642

	Total Chemicals	1,114,262

Construction Materials — 0.4%
2,500	Martin Marietta Materials Inc.	215,175

Metals & Mining — 0.4%
9,120	Cliffs Natural Resources Inc.	249,797

	TOTAL MATERIALS	1,579,234

TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
12,990	America Movil SAB de CV, Series L Shares, ADR	558,700
16,450	American Tower Corp., Class A Shares *	560,780

	TOTAL TELECOMMUNICATION SERVICES	1,119,480

UTILITIES — 2.3%
Electric Utilities — 2.3%
12,890	Exelon Corp.	655,585
30,500	Northeast Utilities	701,805

	TOTAL UTILITIES	1,357,390

	TOTAL COMMON STOCKS (Cost — $41,631,380)	42,413,780

Face
Amount

ASSET-BACKED SECURITIES — 0.6%
FINANCIALS — 0.6%
Automobiles — 0.6%
$53,371	Harley-Davidson Motorcycle Trust, 3.760% due 12/17/12	53,664
159,000	Honda Auto Receivables Owner Trust, 4.470% due 1/18/12	163,540
167,015	Hyundai Auto Receivables Trust, 5.260% due 11/15/12	169,957

	TOTAL ASSET-BACKED SECURITIES (Cost — $384,737)	387,161

CORPORATE BONDS & NOTES — 10.1%
CONSUMER DISCRETIONARY — 0.8%
Media — 0.3%
200,000	Comcast Corp., Bonds, 5.650% due 6/15/35	195,912

Specialty Retail — 0.5%
275,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	285,711

	TOTAL CONSUMER DISCRETIONARY	481,623

CONSUMER STAPLES — 0.8%
Beverages — 0.5%
245,000	PepsiCo Inc., Senior Notes, 5.000% due 6/1/18	257,032

Household Products — 0.3%
170,000	Procter & Gamble Co., Senior Notes, 4.600% due 1/15/14	181,921

	TOTAL CONSUMER STAPLES	438,953

ENERGY — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
275,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	293,191

FINANCIALS — 5.3%
Capital Markets — 0.9%
243,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	260,278
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Capital Markets — 0.9% (continued)
$250,000	Morgan Stanley, Notes, 5.300% due 3/1/13	$257,045

	Total Capital Markets	517,323

Commercial Banks — 0.4%
250,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	262,398

Consumer Finance — 0.9%
800,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	562,512

Diversified Financial Services — 2.9%
325,000	American General Finance Corp., Notes, 3.875% due 10/1/09	312,183
250,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	238,964
325,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	333,762
225,000	IBM International Group Capital LLC, Senior Notes, 5.050% due 10/22/12	241,177
325,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	348,740
200,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	231,494

	Total Diversified Financial Services	1,706,320

Insurance — 0.2%
200,000	Genworth Financial Inc., Senior Notes, 6.500% due 6/15/34	127,671

	TOTAL FINANCIALS	3,176,224

HEALTH CARE — 2.0%
Pharmaceuticals — 2.0%
225,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	244,851
275,000	AstraZeneca PLC, Senior Notes, 5.400% due 9/15/12	301,463
300,000	Johnson & Johnson, Notes, 5.150% due 8/15/12	329,973
130,000	Merck & Co. Inc., Senior Notes, 4.000% due 6/30/15	135,800
185,000	Novartis Capital Corp., Senior Notes, 4.125% due 2/10/14	193,136

	TOTAL HEALTH CARE	1,205,223

INFORMATION TECHNOLOGY — 0.4%
Computers & Peripherals — 0.3%
160,000	Hewlett-Packard Co., Senior Notes, 4.250% due 2/24/12	168,439

Software — 0.1%
80,000	Microsoft Corp., Senior Notes, 2.950% due 6/1/14	80,122

	TOTAL INFORMATION TECHNOLOGY	248,561

MATERIALS — 0.3%
Chemicals — 0.3%
200,000	Potash Corp. of Saskatchewan Inc., Senior Notes, 5.875% due 12/1/36	198,154

	TOTAL CORPORATE BONDS & NOTES (Cost — $6,143,412)	6,041,929

MORTGAGE-BACKED SECURITIES — 9.5%
FHLMC — 2.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
323,614	6.000% due 9/1/37 (a)	339,547
	Gold:
1,161,741	5.000% due 7/1/35-6/1/36 (a)	1,191,898
99,736	7.500% due 8/1/36 (a)	108,619

	Total FHLMC	1,640,064

FNMA — 6.8%
	Federal National Mortgage Association (FNMA):
305,827	5.000% due 5/1/18 (a)	321,679
1,633,354	6.000% due 6/1/22-9/1/37 (a)	1,715,791
1,618,580	5.500% due 1/1/24-6/1/36 (a)	1,685,039
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value
FNMA — 6.8% (continued)
$314,444	6.500% due 2/1/37 (a)	$336,922

	Total FNMA	4,059,431

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $5,388,008)	5,699,495

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.0%
U.S. Government Agencies — 4.2%
	Federal National Mortgage Association (FNMA):
365,000	Bonds, 6.625% due 11/15/30 (a)	458,961
	Notes:
199,000	4.625% due 10/15/13 (a)	216,031
640,000	5.000% due 4/15/15 (a)	704,910
503,000	4.875% due 12/15/16 (a)	547,631
509,000	5.375% due 6/12/17 (a)	571,589

	Total U.S. Government Agencies	2,499,122

U.S. Government Obligations — 1.8%
	U.S. Treasury Bonds:
152,000	6.000% due 2/15/26	183,778
441,000	3.500% due 2/15/39	381,259
	U.S. Treasury Notes:
100,000	0.875% due 2/28/11	100,000
248,000	4.250% due 11/15/14	267,705
61,000	2.750% due 2/15/19	57,325
92,000	3.125% due 5/15/19	89,182

	Total U.S. Government Obligations	1,079,249

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $3,343,163)	3,578,371

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $56,890,700)	58,120,736

SHORT-TERM INVESTMENT † — 1.4%
Repurchase Agreement — 1.4%
852,908	Goldman Sachs & Co. repurchase agreement dated 7/31/09, 0.160% due 8/3/09; Proceeds at maturity — $852,919; (Fully collateralized by U.S. government agency obligation, 1.600% due 7/1/11; Market value — $870,858) (Cost — $852,908)	852,908

	TOTAL INVESTMENTS — 98.3% (Cost — $57,743,608#)	58,973,644
	Other Assets in Excess of Liabilities — 1.7%	1,048,144

	TOTAL NET ASSETS — 100.0%	$60,021,788

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

†	Under the Statement of Financial Accounting Standards No 157, all securities are deemed level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Long-term investments:
Common stocks	$42,413,780	—	—	$42,413,780
Asset-backed securities	—	$387,161	—	387,161
Corporate bonds & notes	—	6,041,929	—	6,041,929
Mortgage-backed securities	—	5,699,495	—	5,699,495
U.S. government & agency obligations	—	3,578,371	—	3,578,371

Total long-term investments	$42,413,780	$15,706,956	—	$58,120,736
Short-term investments†	—	852,908	—	852,908

Total investments	$42,413,780	$16,559,864	—	$58,973,644

† See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the

Notes to Schedule of Investments (unaudited) (continued)
repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,014,024
Gross unrealized depreciation	(3,783,988)

Net unrealized appreciation	$1,230,036

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 28, 2009